Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ (626)	$ (59)
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	13,564	13,573
Present value of defined benefit obligation	13,218	14,005
Net surplus (deficit)	346	(432)
Effect of asset ceiling	(1)	(1)
Total net surplus (deficit), net of effect of asset ceiling	345	(433)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	626	59
Employee benefit liabilities	(281)	(492)
Total net surplus (deficit), net of effect of asset ceiling	345	(433)
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	12,587	12,505
Present value of defined benefit obligation	12,270	12,834
Net surplus (deficit)	317	(329)
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	977	1,068
Present value of defined benefit obligation	948	1,171
Net surplus (deficit)	29	(103)
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1	1
Present value of defined benefit obligation	1,622	1,845
Net surplus (deficit)	(1,621)	(1,844)
Total net surplus (deficit), net of effect of asset ceiling	(1,621)	(1,844)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,621)	(1,844)
Total net surplus (deficit), net of effect of asset ceiling	(1,621)	(1,844)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1	1
Present value of defined benefit obligation	1,522	1,714
Net surplus (deficit)	(1,521)	(1,713)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	100	131
Net surplus (deficit)	$ (100)	$ (131)